Restructuring expenses (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by segment
in	2016	2015
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	60	42
International Wealth Management	54	36
Asia Pacific	53	3
Global Markets	217	96
Investment Banking & Capital Markets	28	22
Strategic Resolution Unit	121	156
Corporate Center	7	0
Total restructuring expenses	540	355
Restructuring expenses by type
in	2016	2015
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	385	309
of which severance expenses	218	191
of which accelerated deferred compensation	140	87
of which pension expenses	27	31
General and administrative-related expenses	155	46
Total restructuring expenses	540	355

Restructuring Provisions [Table Text Block]
Restructuring provision
	2016			2015
	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	187	12	199	0	0	0
Net additional charges [1]	218	137	355	191	46	237
Utilization	(188)	(55)	(243)	(4)	(34)	(38)
Balance at end of period	217	94	311	187	12	199
1
The following items for which expense accretion was accelerated in 2016 and 2015 due to the restructuring of the Group are not included in the restructuring provision: unsettled share-based compensation of CHF 34 million and CHF 23 million, respectively, and unsettled pension obligations of CHF 27 million and CHF 31 million, respectively, which remain classified as a component of total shareholders’ equity; unsettled cash-based deferred compensation of CHF 106 million and CHF 64 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 18 million and CHF 0 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Bank
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by segment
in	2016	2015
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	60	42
International Wealth Management	54	36
Asia Pacific	53	3
Global Markets	217	96
Investment Banking & Capital Markets	28	22
Strategic Resolution Unit	121	156
Corporate Center	7	0
Adjustments [1]	(30)	(30)
Total restructuring expenses	510	325
1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa.
Restructuring expenses by type
in	2016	2015
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	355	279
of which severance expenses	215	191
of which accelerated deferred compensation	140	87
of which pension expenses	0	1
General and administrative-related expenses	155	46
Total restructuring expenses	510	325

Restructuring Provisions [Table Text Block]
Restructuring provision
	2016			2015
	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	187	12	199	0	0	0
Net additional charges [1]	215	137	352	191	46	237
Utilization	(186)	(55)	(241)	(4)	(34)	(38)
Balance at end of period	216	94	310	187	12	199
1
The following items for which expense accretion was accelerated in 2016 and 2015 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 34 million and CHF 23 million and unsettled pension obligations of CHF 0 million and CHF 1 million, respectively, which remain classified as a component of total shareholder’s equity; and unsettled cash-based deferred compensation of CHF 106 million and CHF 64 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 18 million and CHF 0 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.